Financial Instruments and Financial Risk Management - Disclosure of Fair Value Measurement of Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	$ 3,300	$ (8,750)
Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	(2,255)	(3,634)
Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	(3,051)	(2,791)
Payables and Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	(2,148)	(2,791)
Lease Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	(903)
Warrant Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	(2,255)	(3,634)
Payables and Accrued Liabilities [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Payables and Accrued Liabilities [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	(2,148)	(2,791)
Lease Liability [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Lease Liability [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	(903)
Warrant Liability [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	(2,255)	(3,634)
Warrant Liability [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Cash and Cash Equivalents [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Cash and Cash Equivalents [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Trade and Other Receivables [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Trade and Other Receivables [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Restricted Cash [Member] | Financial Liabilities at Fair Value Through Profit Or Loss, Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Restricted Cash [Member] | Financial Liabilities At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Financial Assets At Amortised Cost Category [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	8,606	15,175
Financial Assets At Amortised Cost Category [Member] | Payables and Accrued Liabilities [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Financial Assets At Amortised Cost Category [Member] | Lease Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Financial Assets At Amortised Cost Category [Member] | Warrant Liability [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)
Financial Assets At Amortised Cost Category [Member] | Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	7,838	14,512
Financial Assets At Amortised Cost Category [Member] | Trade and Other Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	404	245
Financial Assets At Amortised Cost Category [Member] | Restricted Cash Equivalent [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	364
Financial Assets At Amortised Cost Category [Member] | Restricted Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		418
Cash and Cash Equivalents [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	7,838	14,512
Trade and Other Receivables [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	404	245
Restricted Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)	$ 364
Restricted Cash [Member]
Disclosure of detailed information about financial instruments [line items]
Financial asset (liabilities)		$ 418